DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Borrowing [Roll Forward]
Dec. 31, 2017	$ 37,991
Debt obligation issuance, net of repayments	2,891
Non-cash changes in debt obligations
Assumed from business combinations	796
Assumed by purchaser	(599)
Amortization of deferred financing costs and (premium) discount	31
Foreign currency translation	(585)
Other	(267)
Jun. 30, 2018	$ 40,258